Consolidated Condensed Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses:
Selling, general and administrative expenses	72,090	66,292	261,069	266,252	265,705
Severance, restructuring and other charges, net	1,699	2,804	14,401	10,769	11,899
Depreciation and amortization expense	15,029	14,607	59,068	60,322	65,903
Total operating expenses	88,818	83,703	334,538	337,343	343,507
Income (loss) from operations	10,866	7,720	23,723	15,138	(12,871)
Other expenses, net:
Foreign currency loss (gain)	1,118	(254)	1,377	3,902	(508)
Interest expense, net	8,118	7,569	30,026	28,780	30,720
Total other expenses, net	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	$ 252	$ (655)	$ (12,947)	$ (23,637)	$ (53,475)